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                          LIBERTY SMALL CAP VALUE FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2001


[Graphic Omitted]
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PRESIDENT'S MESSAGE
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[Photo of Stephen E. Gibson]

Dear Shareholder:

Following several years in which growth stocks were the investments of choice, we saw a dramatic shift in market leadership. In the second half of 2000 and through the first half of 2001 value investing was once again in favor. This change shouldn't be a surprise. Market leadership historically changes after one style has experienced an extended period of prosperity.

We also know that it can be difficult to stick with these strategies when an investing style falls out of favor, as we saw with value investing during the bull market of 1998 and 1999. That's why we've maintained that investing should be based on long-term strategies with assets allocated among several major investment categories.

Liberty's value managers focused on long-term investment opportunities during difficult times for value stocks and managed a true value fund for the shareholders.

For a more detailed look at your fund's performance, investment strategy and the economic and market factors that affected its performance, I encourage you to read the Portfolio Managers' Report from Jeffrey Kinzel and Daniel Cantor that follows.

Thank you for your continued investment in Liberty Small-Cap Value Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

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  PERFORMANCE HIGHLIGHTS
  NET ASSET VALUE PER SHARE as of 6/30/01 ($)
        Class A                                                    37.49
        Class B                                                    34.88
        Class C                                                    35.91
        Class Z                                                    38.09

  DISTRIBUTIONS PER SHARE 7/1/00-6/30/01 ($)
        Class A                                                   1.3944
        Class B                                                   1.3944
        Class C                                                   1.3944
        Class Z                                                   1.3944
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Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

                                                   ----------------------------
                                                   NOT FDIC    MAY LOSE VALUE
                                                    INSURED   NO BANK GUARANTEE
                                                   ----------------------------

Since economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.
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PERFORMANCE INFORMATION -- LIBERTY SMALL-CAP VALUE FUND
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Value of a $10,000 investment
6/30/91 - 6/30/01

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PERFORMANCE OF A $10,000 INVESTMENT
IN ALL SHARE CLASSES FROM
6/30/91 - 6/30/01

                                                        without         with
                                                         sales          sales
                                                        charge         charge
------------------------------------------------------------------------------
Class A                                                 $39,107        $36,859
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Class B                                                 $36,658        $36,658
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Class C                                                 $37,556        $37,556
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Class Z                                                 $39,684            N/A
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           Class A shares       Class A shares                         S&P Small
        without sales charge   with sales charge     Russell 2000       Cap 600

June 1991    $10,000              $ 9,425            $10,000           $10,000
              10,199                9,612             10,351            10,394
              10,458                9,856             10,733            10,849
              10,293                9,701             10,817            10,940
              10,258                9,668             11,103            11,325
              10,025                9,449             10,589            10,816
              10,424                9,824             11,437            11,745
              11,746               11,071             12,363            12,637
              12,421               11,706             12,724            12,903
              12,196               11,494             12,294            12,543
              11,435               10,777             11,864            12,037
              11,391               10,736             12,022            12,176
              10,657               10,044             11,453            11,709
              11,071               10,434             11,852            12,145
              10,535                9,929             11,517            11,799
              10,734               10,117             11,784            12,135
              11,089               10,451             12,158            12,640
              12,039               11,347             13,088            13,727
              12,575               11,852             13,544            14,216
              13,543               12,764             14,002            14,597
              13,361               12,593             13,678            14,181
              13,698               12,911             14,121            14,722
              13,145               12,389             13,734            14,186
              13,698               12,911             14,342            14,948
              13,706               12,918             14,430            15,042
              13,837               13,041             14,630            15,197
              14,295               13,473             15,262            16,000
              14,459               13,628             15,692            16,581
              14,883               14,027             16,095            16,899
              14,589               13,751             15,566            16,294
              14,944               14,085             16,098            16,884
              15,593               14,696             16,604            17,282
              15,800               14,891             16,544            17,232
              15,117               14,248             15,670            15,995
              15,290               14,411             15,763            16,235
              14,996               14,134             15,586            15,913
              14,408               13,580             15,056            15,323
              14,754               13,906             15,303            15,514
              15,740               14,835             16,156            16,571
              15,722               14,818             16,102            16,485
              15,834               14,924             16,040            16,320
              15,549               14,655             15,392            15,696
              15,886               14,973             15,806            16,076
              15,904               14,989             15,606            15,850
              16,569               15,616             16,256            16,503
              17,104               16,120             16,535            16,836
              17,398               16,398             16,902            17,212
              17,847               16,821             17,193            17,482
              19,239               18,133             18,085            18,440
              21,461               20,227             19,127            19,850
              21,687               20,440             19,523            20,281
              22,162               20,887             19,873            20,798
              21,262               20,039             18,984            19,773
              22,040               20,773             19,782            20,554
              21,850               20,594             20,304            20,893
              21,577               20,337             20,282            20,937
              22,652               21,349             20,914            21,624
              23,408               22,062             21,341            22,087
              24,647               23,230             22,483            23,354
              25,539               24,071             23,369            24,184
              24,109               22,723             22,408            23,235
              22,460               21,168             20,452            21,637
              23,452               22,104             21,640            22,974
              24,653               23,236             22,486            23,983
              24,244               22,850             22,140            23,817
              25,691               24,214             23,052            25,053
              25,858               24,372             23,656            25,346
              26,122               24,620             24,129            25,767
              25,576               24,106             23,545            25,234
              24,407               23,004             22,434            23,939
              24,766               23,342             22,497            24,234
              27,084               25,527             24,999            27,081
              28,818               27,161             26,071            28,278
              30,532               28,777             27,283            30,057
              30,948               29,168             27,908            30,814
              33,003               31,105             29,951            32,851
              31,927               30,091             28,636            31,432
              31,936               30,100             28,450            31,203
              32,032               30,190             28,948            31,833
              31,821               29,991             28,491            31,212
              34,436               32,456             30,596            34,056
              36,420               34,326             31,857            35,357
              36,901               34,779             32,032            35,565
              34,535               32,550             30,305            33,680
              34,276               32,305             30,369            33,775
              31,089               29,301             27,909            31,194
              24,778               23,353             22,489            25,174
              25,328               23,871             24,250            26,714
              27,270               25,702             25,239            27,954
              29,384               27,694             26,562            29,528
              30,054               28,326             28,206            31,412
              29,341               27,654             28,581            31,019
              26,346               24,831             26,266            28,224
              25,874               24,386             26,676            28,588
              27,838               26,237             29,066            30,478
              28,798               27,142             29,490            31,218
              30,411               28,662             30,823            32,995
              30,280               28,539             29,979            32,704
              28,406               26,773             28,870            31,265
              28,247               26,623             28,875            31,397
              28,436               26,801             28,994            31,318
              29,306               27,621             30,725            32,637
              31,290               29,491             34,203            35,310
              29,629               27,925             33,652            34,215
              31,001               29,218             39,208            38,797
              31,872               30,039             36,624            37,361
              32,063               30,219             34,420            36,722
              31,252               29,455             32,413            35,635
              32,614               30,739             35,239            37,741
              32,865               30,976             34,105            36,817
              35,541               33,497             36,707            40,079
              35,811               33,752             35,628            38,988
              35,840               33,779             34,039            39,234
              33,144               31,239             30,543            35,150
              37,225               35,084             33,166            39,480
              37,120               34,986             34,894            41,174
              35,973               33,905             32,605            38,662
              35,203               33,179             31,011            36,888
              37,520               35,362             33,436            39,699
              38,814               36,582             34,259            40,457
June 2001     39,107               36,859             35,472            41,942

The S&P Small Cap 600 Index tracks the performance of 600 small-capitalization stocks. The Russell 2000 Index is an unmanaged, market capitalization-weighted index of 2,000 small companies. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01 (%)

Share class            A                  B                 C            Z
Inception date     7/25/86(1)          11/9/92           1/15/96      1/31/96
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               without     with   without     with  without     with  without
                sales      sales   sales     sales   sales     sales   sales
               charge     charge   charge    charge  charge    charge  charge
-------------------------------------------------------------------------------
1 year          19.86      12.97   18.83     13.83   18.85     17.85   20.05
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5 years         10.16      8.86     9.31      9.03    9.34      9.34   10.42
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10 years        14.61      13.93   13.87     13.87   14.15     14.15   14.78

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, six year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class B, C and Z share (new class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been different.

(1) Investment policies changed November 2, 1992.
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    TOP 10 HOLDINGS AS OF 6/30/01 (%)

    RADIAN GROUP                                                       1.8
    PETROLEUM GEO SERVICES                                             1.8
    CONSTELLATION BRANDS                                               1.6
    SUIZA FOODS                                                        1.5
    DAL TILE INTERNATIONAL                                             1.4
    CENDANT                                                            1.4
    RELIANCE STEEL AND ALUMINUM                                        1.3
    SIX FLAGS                                                          1.3
    AMPHENOL                                                           1.3
    MILLIPORE                                                          1.3

    PORTFOLIO HOLDING BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE BECAUSE IT IS ACTIVELY MANAGED.

    BOUGHT
    ---------------------------------------------------------------------------
    PEMSTAR
    (0.3% OF NET ASSETS) IS AN ELECTRONICS MANUFACTURER THAT WAS FORMED BY
    A HIGH-QUALITY MANAGEMENT TEAM SPUN OUT OF IBM. COMPANIES SUCH AS
    MOTOROLA AND INTEL OUTSOURCE THEIR MANUFACTURING OF ELECTRONICS TO
    PEMSTAR TO IMPROVE THEIR RETURN ON INVESTMENT CAPITAL AND CONCENTRATE
    ON CORE COMPETENCIES. THIS IS AN AREA WE THINK WILL GROW SIGNIFICANTLY MOVING FORWARD, AND WE GOT THE STOCK AT A RELATIVELY ATTRACTIVE PRICE-TO-EARNINGS MULTIPLE.

    RELIANCE STEEL AND ALUMINUM CO.
    (1.3% OF NET ASSETS) IS A VALUE ADDED PROCESSOR AND DISTRIBUTOR OF
    MORE THAN 80,000 DIFFERENT METALS TO MORE THAN 70,000 CUSTOMERS.
    RELIANCE HAS AN ATTRACTIVE, STABLE BUSINESS MODEL AND EXCELLENT
    MANAGEMENT. IT HAS ESTABLISHED AN ENTREPRENEURIAL AND DECENTRALIZED OPERATING ENVIRONMENT, WHERE COMPENSATION IS SIGNIFICANTLY TIED TO THE FINANCIAL PERFORMANCE OF EIGHTY SMALLER BUSINESS UNITS. RELIANCE'S
    EARNINGS HAVE COMPOUNDED AT 30% PER YEAR IN THE EIGHT YEARS SINCE IT
    HAS BECOME PUBLIC. WE THINK IT CAN GROW EARNINGS AT 10 TO 15 PERCENT
    OVER THE NEXT 5 YEARS. DESPITE THIS ATTRACTIVE GROWTH, WE WERE ABLE TO
    BUY THE STOCK AT JUST OVER 11 TIMES NEXT YEAR'S ESTIMATED EARNINGS.
-------------------------------------------------------------------------------

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PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

VALUE STOCKS RETURN TO FAVOR
Following two years of underperformance, the value discipline made a significant comeback in 2001. The new economy's technology bubble burst and investors returned to investing in reasonably valued securities. For the 12-month period ended June 30, 2001, the fund's class A shares posted a total return of 19.86%, without sales charge. The switch to value investing helped the fund to perform better than its benchmark index, the S&P Small Cap 600 Index, which posted a return of 11.12% for the same period. Compared to its peer group, the fund under-performed the Morningstar(R) Small Value Category,(1) which returned 25.25%.

VALUE INVESTING CONTINUES TO SHINE
Historically, growth stocks and value stocks have cycled in and out of favor. In recent years, investors flocked to such growth sectors as technology, telecom, and biotech. This caused growth stocks to become dramatically overextended. Conversely, investors' mania for these securities led to unprecedented bargains among value stocks.

Despite the significant move in value versus growth over the last year, we believe that there is more to come. First, historically, the outperformance of value compared with growth and vice versa has occurred during periods greater than one year. Yet we are only about one year into the resurgence of value. Second, we believe value stocks are still reasonably priced relative to their historical valuations and relative to growth stocks' valuations. This is particularly true for small-cap value stocks. Third, the fundamentals of companies in the value area generally appear better than those in the growth arena. Finally, value stocks, and especially small-cap stocks, have done well coming out of an economic downturn.

(1) (C)2001 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO CHANGES
Given our favorable outlook for value, we continue to increase our weightings in stocks with low price/earnings and price/cash flow ratios, instead of those with higher ratios. We are also reducing the number of holdings in the fund. This reduction allows us to better know our holdings and allows us to leverage our best ideas.

CONSUMER CONFIDENCE IS RETURNING
Before March 2000, companies from all industries were overspending on information technology to counter a competitive threat from the Internet. This spending, coupled with high labor and raw material costs, hurt companies" profit margins. We believe profitability will eventually return to corporate America but we feel that consumer confidence will probably return first.

Here's why. The Federal Reserve has cut interest rates six times since January 2001, energy prices are dropping and Americans are getting a tax refund. This will pad the wallets of consumers, whose confidence is already stabilizing. In this environment, we've increased our weightings in consumer cyclicals and industrials. We're finding attractive valuations, and we believe the fundamentals will improve. Additionally, we're considering certain sectors of technology, such as semiconductors. Fundamentally, we believe we are at or near the bottom of the cycle for these stocks. When the valuations become attractive we will look to add positions.

/s/ Jeffrey C. Kinzel

    Jeffrey C. Kinzel

/s/ Daniel K. Cantor

    Daniel K. Cantor

JEFFREY C. KINZEL and DANIEL K. CANTOR are co-portfolio managers of the fund. Mr. Kinzel and Mr. Cantor are senior vice presidents of Colonial Management Associates, Inc., the advisor.

Investing in smaller company stocks may present special risks, including illiquidity and greater price volatility than stocks of larger, more established companies.

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INVESTMENT PORTFOLIO
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June 30, 2001

COMMON STOCKS - 96.8%                                  SHARES          VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 16.1%
AUTOMOBILES & COMPONENTS - 2.0%
  AUTO PARTS & EQUIPMENT - 2.0%
Gentex Corp.                                           42,200      $  1,176,114
Lear Corp. (a)                                         40,000         1,396,000
Superior Industries International, Inc.                87,400         3,347,420
Tower Automotive, Inc. (a)                            199,300         2,042,825
                                                                   ------------
                                                                      7,962,359
                                                                   ------------
CONSUMER DURABLES & APPAREL - 5.1%
  APPAREL & ACCESSORIES - 0.5%
Fossil, Inc. (a)                                       65,425         1,357,569
Kellwood Co.                                           35,300           815,430
                                                                   ------------
                                                                      2,172,999
                                                                   ------------
  CONSUMER ELECTRONICS - 0.8%
Harman International Industries, Inc.                  80,500         3,066,245
                                                                   ------------
  FOOTWEAR - 0.2%
The Timberland Co.,
  Class A (a)                                          22,500           888,975
                                                                   ------------
  HOME FURNISHINGS - 0.4%
Ethan Allen Interiors, Inc.                            51,600         1,677,000
                                                                   ------------
  HOMEBUILDING - 1.7%
NVR, Inc. (a)                                          32,000         4,736,000
Toll Brothers, Inc. (a)                                50,800         1,996,948
                                                                   ------------
                                                                      6,732,948
                                                                   ------------
  HOUSEHOLD APPLIANCES - 0.5%
Toro Co.                                               41,900         1,883,405
                                                                   ------------
  HOUSEWARES & SPECIALTIES - 0.9%
Russ Berrie & Co., Inc.                                19,100           561,540
The Topps Co., Inc. (a)                               124,600         1,456,574
Tupperware Corp.                                       71,300         1,670,559
                                                                   ------------
                                                                      3,688,673
                                                                   ------------
  LEISURE PRODUCTS - 0.1%
Sturm, Ruger & Co., Inc.                               48,500           475,300
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 5.1%
  CASINOS & GAMING - 1.7%
Anchor Gaming (a)                                      69,700         4,504,014
Argosy Gaming Co. (a)                                  87,900         2,440,104
                                                                   ------------
                                                                      6,944,118
                                                                   ------------
  HOTELS - 0.1%
Prime Hospitality Corp. (a)                            55,000           651,750
                                                                   ------------
  LEISURE FACILITIES - 1.3%
Six Flags, Inc. (a)                                   251,300         5,287,352
                                                                   ------------
  RESTAURANTS - 2.0%
CEC Entertainment Inc. (a)                             91,170         4,499,239
Jack in the Box, Inc. (a)                              60,700         1,584,270
Sonic Corp. (a)                                        59,000         1,872,070
                                                                   ------------
                                                                      7,955,579
                                                                   ------------
MEDIA - 2.2%
  ADVERTISING - 0.7%
Advo, Inc. (a)                                         55,300         1,888,495
Interpublic Group of Cos., Inc.                        40,470         1,187,794
                                                                   ------------
                                                                      3,076,289
                                                                   ------------
  BROADCASTING & CABLE - 0.9%
Mediacom Communications Corp. (a)                     153,100         2,703,746
USA Networks, Inc. (a)                                 33,540           945,493
                                                                   ------------
                                                                      3,649,239
                                                                   ------------
  PUBLISHING & PRINTING - 0.6%
Knight-Ridder, Inc.                                    28,300         1,678,190
Penton Media, Inc.                                     34,400           602,000
                                                                   ------------
                                                                      2,280,190
                                                                   ------------
RETAILING - 1.7%
  GENERAL MERCHANDISE STORES - 0.4%
Ross Stores, Inc.                                      70,600         1,690,870
                                                                   ------------
  SPECIALTY STORES - 1.3%
Rent-A-Center, Inc. (a)                                43,600         2,293,360
Zale Corp. (a)                                         87,400         2,945,380
                                                                   ------------
                                                                      5,238,740
                                                                   ------------
-------------------------------------------------------------------------------
CONSUMER STAPLES - 4.5%
FOOD, BEVERAGES & TOBACCO - 3.8%
  AGRICULTURAL PRODUCTS - 0.3%
Delta & Pine Land Co.                                  58,200         1,143,630
                                                                   ------------
  DISTILLERS & VINTNERS - 1.6%
Constellation Brands, Inc., Class A (a)               155,600         6,379,600
                                                                   ------------
  PACKAGED FOODS - 1.9%
Flowers Foods, Inc. (a)                                20,000           627,000
Suiza Foods Corp. (a)                                 110,700         5,878,170
The Hain Celestial Group, Inc. (a)                     54,000         1,188,000
                                                                   ------------
                                                                      7,693,170
                                                                   ------------
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
  HOUSEHOLD PRODUCTS - 0.4%
Church & Dwight Co., Inc.                              69,300         1,763,685
                                                                   ------------
  PERSONAL PRODUCTS - 0.3%
Avon Products, Inc.                                    28,700         1,328,236
                                                                   ------------
-------------------------------------------------------------------------------
ENERGY - 6.7%
INTEGRATED OIL & GAS - 0.3%
Tesoro Petroleum Corp. (a)                             94,900         1,195,740
                                                                   ------------

OIL & GAS DRILLING - 1.7%
Parker Drilling Co. (a)                               323,300         2,101,450
Patterson - UTI Energy, Inc. (a)                      101,000         1,804,870
Pride International, Inc. (a)                         105,100         1,996,900
Transocean Sedco Forex, Inc.                           20,450           843,563
                                                                   ------------
                                                                      6,746,783
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 3.0%
Core Laboratories N.V. (a)                             44,000           825,000
FMC Technologies, Inc. (a)                             55,900         1,154,335
Petroleum Geo-Services, ADR (a)                       718,400         7,263,024
Veritas DGC, Inc. (a)                                  99,600         2,763,900
                                                                   ------------
                                                                     12,006,259
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTS - 1.5%
HS Resources, Inc. (a)                                 46,200         2,993,760
Vintage Petroleum, Inc.                               165,400         3,092,980
                                                                   ------------
                                                                      6,086,740
                                                                   ------------
OIL & GAS REFINING & MARKETING - 0.2%
Pennzoil-Quaker State Co.                              80,900           906,080
                                                                   ------------
-------------------------------------------------------------------------------
FINANCIALS - 19.8%
BANKS - 9.9%
BancWest Corp.                                         16,700           574,480
Banknorth Group, Inc.                                 171,050         3,874,282
Capitol Federal Financial                             124,600         2,408,518
Commerce Bancorp, Inc.                                 48,785         3,419,828
Cullen/Frost Bankers, Inc.                             56,800         1,922,680
Downey Financial Corp.                                 73,400         3,468,884
First Federal Capital Corp.                           145,100         2,350,620
FirstFed Financial Corp. (a)                          135,100         4,025,980
Hudson United Bancorp                                  90,328         2,303,374
Independence Community Bank Corp.                     143,600         2,834,664
North Fork Bancorporation, Inc.                        89,100         2,762,100
Staten Island Bancorp, Inc.                            63,800         1,776,830
Washington Mutual, Inc.                               137,315         5,156,178
Webster Financial Corp.                                97,700         3,202,606
                                                                   ------------
                                                                     40,081,024
                                                                   ------------
DIVERSIFIED FINANCIALS - 2.1%
  CONSUMER FINANCE - 0.7%
AmeriCredit Co.                                        52,000         2,701,400
                                                                   ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.4%
Affiliated Managers Group, Inc. (a)                    41,200         2,533,800
American Capital Strategies Ltd.                       46,700         1,310,402
Instinet Group, Inc. (a)                               28,100           523,784
Raymond James Financial, Inc.                          48,900         1,496,340
                                                                   ------------
                                                                      5,864,326
                                                                   ------------
INSURANCE - 6.9%
  INSURANCE BROKERS - 0.7%
Arthur J.Gallagher & Co.                              103,060         2,679,560
Willis Group Holdings Ltd.                              5,000            88,750
                                                                   ------------
                                                                      2,768,310
                                                                   ------------
  LIFE & HEALTH INSURANCE - 1.0%
AmerUs Group Co.                                       77,600         2,752,472
Delphi Financial Group, Inc.,
  Class A                                              33,868         1,303,923
                                                                   ------------
                                                                      4,056,395
                                                                   ------------
  PROPERTY & CASUALTY INSURANCE - 4.5%
Fidelity National Financial, Inc.                     126,860         3,116,950
Radian Group, Inc.                                    184,984         7,482,603
The Midland Co.                                        42,500         1,891,250
The PMI Group, Inc.                                    48,400         3,468,344
Vesta Insurance Group, Inc.                           202,800         2,119,260
                                                                   ------------
                                                                     18,078,407
                                                                   ------------
  REINSURANCE - 0.7%
RenaissanceRe Holdings Ltd.                            39,400         2,919,540
                                                                   ------------
REAL ESTATE - 0.9%
  REAL ESTATE INVESTMENT TRUST - 0.9%
Archstone Communities Trust                           149,700         3,859,266
                                                                   ------------
-------------------------------------------------------------------------------
HEALTH CARE - 6.5%
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
  HEALTH CARE DISTRIBUTORS & SERVICES - 2.1%
Hooper Holmes, Inc.                                    92,000           943,000
Owens & Minor, Inc.                                   121,700         2,312,300
Patterson Dental Co. (a)                               56,520         1,865,160
Quest Diagnostic, Inc. (a)                             44,800         3,353,280
                                                                   ------------
                                                                      8,473,740
                                                                   ------------
  HEALTH CARE FACILITIES - 1.8%
RehabCare Group, Inc. (a)                             105,300         5,075,460
Universal Health Services, Inc., Class B (a)           53,600         2,438,800
                                                                   ------------
                                                                      7,514,260
                                                                   ------------
  MANAGED HEALTH CARE - 1.7%
Caremark RX, Inc. (a)                                  80,000         1,316,000
Coventry Health Care, Inc. (a)                         98,700         1,993,740
First Health Group Corp. (a)                          157,800         3,806,136
                                                                   ------------
                                                                      7,115,876
                                                                   ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.9%
  BIOTECHNOLOGY - 0.4%
IDEXX Laboratories, Inc. (a)                           50,500         1,578,125
                                                                   ------------
  PHARMACEUTICALS - 0.5%
Alpharma, Inc., Class A                                10,000           272,500
Shire Pharmaceuticals Group PLC, ADR (a)               29,984         1,664,114
                                                                   ------------
                                                                      1,936,614
                                                                   ------------
INDUSTRIALS - 17.1%
CAPITAL GOODS - 11.2%
  AEROSPACE & DEFENSE - 1.1%
Alliant Techsystems Inc. (a)                           31,700         2,849,830
Precision Castparts Corp.                              42,200         1,579,124
                                                                   ------------
                                                                      4,428,954
                                                                   ------------
  BUILDING PRODUCTS - 1.9%
Dal-Tile International, Inc. (a)                      313,900         5,822,845
Nortek, Inc. (a)                                       59,800         1,866,956
                                                                   ------------
                                                                      7,689,801
                                                                   ------------
  CONSTRUCTION & ENGINEERING - 0.4%
Emcor Group, Inc. (a)                                   5,000           180,750
Granite Construction, Inc.                             65,850         1,673,907
                                                                   ------------
                                                                      1,854,657
                                                                   ------------
  CONSTRUCTION & FARM MACHINERY - 1.7%
Gehl Co. (a)                                           85,200         1,533,600
NACCO Industries, Inc.                                 29,100         2,269,509
Oshkosh Truck Corp.                                    30,750         1,360,688
Terex Corp. (a)                                        79,400         1,683,280
                                                                   ------------
                                                                      6,847,077
                                                                   ------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Electro Scientific Industries, Inc. (a)                35,500         1,352,550
Littelfuse, Inc. (a)                                  143,800         3,852,402
Pemstar, Inc. (a)                                      85,900         1,261,012
Sensormatic Electronics Corp. (a)                      33,900           576,300
                                                                   ------------
                                                                      7,042,264
                                                                   ------------
  INDUSTRIAL CONGLOMERATES - 0.3%
Carlisle Cos., Inc.                                    38,600         1,345,982
                                                                   ------------
  INDUSTRIAL MACHINERY - 4.1%
Esterline Technologies Corp. (a)                      110,100         2,394,675
Harsco Corp.                                           39,000         1,058,070
Kennametal, Inc.                                       41,000         1,512,900
Manitowoc, Inc.                                        61,800         1,823,100
Milacron, Inc.                                         42,700           669,109
Mueller Industries, Inc. (a)                           79,600         2,619,636
Reliance Steel & Aluminum Co.                         210,800         5,322,700
SPS Technologies, Inc. (a)                             24,600         1,166,040
                                                                   ------------
                                                                     16,566,230
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 3.4%
  COMMERCIAL PRINTING - 0.9%
Valassis Communications, Inc. (a)                      98,550         3,528,090
                                                                   ------------
  DIVERSIFIED COMMERCIAL SERVICES - 1.4%
Cendant Corp. (a)                                     282,000         5,499,000
                                                                   ------------
  EMPLOYMENT SERVICES - 0.4%
Hall, Kinion & Associates, Inc. (a)                    44,800           361,088
Spherion Corp. (a)                                    159,470         1,427,257
                                                                   ------------
                                                                      1,788,345
                                                                   ------------
  OFFICE SERVICES & SUPPLIES - 0.7%
United Stationers, Inc. (a)                            86,000         2,714,160
                                                                   ------------
TRANSPORTATION - 2.5%
  AIR FREIGHT & COURIERS - 0.1%
EGL, Inc. (a)                                          30,700           536,022
                                                                   ------------
  AIRLINES - 0.6%
SkyWest, Inc.                                          79,400         2,223,200
                                                                   ------------
  TRUCKING - 1.8%
Arkansas Best Corp. (a)                               127,100         2,929,655
CNF, Inc.                                              22,500           635,625
USFreightways Corp. (a)                                64,200         1,893,900
XTRA Corp. (a)                                         37,500         1,860,000
                                                                   ------------
                                                                      7,319,180
                                                                   ------------
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 12.5%
SOFTWARE & SERVICES - 3.4%
  APPLICATIONS SOFTWARE - 1.1%
Barra, Inc. (a)                                        36,450         1,479,141
Compuware Corp. (a)                                   135,900         1,901,241
Dendrite International, Inc. (a)                       68,950           765,345
RSA Security, Inc. (a)                                 17,700           547,815
                                                                   ------------
                                                                      4,693,542
                                                                   ------------
  IT CONSULTING & SERVICES - 1.6%
CACI International, Inc.,
  Class A (a)                                          59,900         2,815,300
KPMG Consulting, Inc. (a)                             165,600         2,541,960
ProQuest Co. (a)                                       36,100         1,118,739
                                                                   ------------
                                                                      6,475,999
                                                                   ------------
  SYSTEMS SOFTWARE - 0.7%
Progress Software Corp. (a)                            67,100         1,087,020
Sybase, Inc. (a)                                      100,600         1,654,870
                                                                   ------------
                                                                      2,741,890
                                                                   ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
  COMPUTER STORAGE & PERIPHERALS - 0.3%
In Focus Systems, Inc. (a)                             65,700         1,339,623
                                                                   ------------
  ELECTRONIC EQUIPMENT & INTRUMENTS - 4.0%
Amphenol Corp. (a)                                    132,000         5,286,600
Millipore Corp.                                        84,900         5,262,102
Park Electrochemical Corp.                            109,350         2,886,840
Richardson Electronics Ltd.                            75,000         1,050,000
Tektronix, Inc. (a)                                    36,900         1,001,835
Varian, Inc. (a)                                       17,300           558,790
                                                                   ------------
                                                                     16,046,167
                                                                   ------------
  NETWORKING EQUIPMENT - 0.6%
Anixter International, Inc. (a)                        75,500         2,317,850
                                                                   ------------
  OFFICE ELECTRONICS - 1.0%
Zebra Technologies Corp., Class A (a)                  85,600         4,204,672
                                                                   ------------
  SEMICONDUCTOR EQUIPMENT - 1.0%
ASM Lithography Holding N.V. (a)                      114,454         2,546,602
Cymer, Inc. (a)                                        35,500           897,795
Lam Research Corp. (a)                                 16,700           495,155
                                                                   ------------
                                                                      3,939,552
                                                                   ------------
  SEMICONDUCTORS - 1.3%
Actel Corp. (a)                                        47,300         1,161,215
Cypress Semiconductor Corp. (a)                        31,500           751,275
General Semiconductor, Inc. (a)                        92,800           970,688
Integrated Device Technology, Inc. (a)                 20,400           646,476
International Rectifier Corp. (a)                      42,200         1,439,020
SemTech Corp. (a)                                      13,600           408,000
                                                                   ------------
                                                                      5,376,674
                                                                   ------------
  TELECOMMUNICATIONS EQUIPMENT - 0.9%
Advanced Fibre Communications, Inc. (a)                32,300           678,300
Andrew Corp. (a)                                       91,600         1,690,020
CommScope, Inc. (a)                                    42,000           987,000
Glenayre Technologies, Inc. (a)                       113,800           145,664
                                                                   ------------
                                                                      3,500,984
                                                                   ------------
-------------------------------------------------------------------------------
MATERIALS - 6.0%
CHEMICALS - 3.1%
  COMMODITY CHEMICALS - 0.5%
NOVA Chemicals Corp. (a)                               20,000           413,800
PolyOne Corp.                                         152,600         1,588,566
                                                                   ------------
                                                                      2,002,366
                                                                   ------------
  DIVERSIFIED CHEMICALS - 1.0%
Engelhard Corp.                                       150,000         3,868,500
                                                                   ------------
  SPECIALTY CHEMICALS - 1.6%
Cytec Industries, Inc. (a)                            121,000         4,598,000
Lubrizol Corp.                                         65,300         2,027,565
                                                                   ------------
                                                                      6,625,565
                                                                   ------------
STONE, CLAY, GLASS & CONCRETE - 0.8%
  CONSTRUCTION MATERIALS - 0.8%
Centex Construction Products, Inc.                     39,200         1,274,000
Texas Industries, Inc.                                 56,600         1,946,474
                                                                   ------------
                                                                      3,220,474
                                                                   ------------
CONTAINERS & PACKAGING - 0.7%
  PAPER & PLASTIC PACKAGING - 0.7%
Longview Fibre Co.                                    142,600         1,756,832
Packaging Corp. of America (a)                         60,000           931,800
                                                                   ------------
                                                                      2,688,632
                                                                   ------------
METALS & MINING - 0.0%
  DIVERSIFIED METALS & MINING - 0.0%
Peabody Energy Corp. (a)                                1,800            58,950
                                                                   ------------
PAPER & FOREST PRODUCTS - 1.4%
  FOREST PRODUCTS - 0.6%
Rayonier, Inc.                                         54,900         2,550,105
                                                                   ------------
  PAPER PRODUCTS - 0.8%
Boise Cascade Corp.                                    45,000         1,582,650
Glatfelter (P.H.) Co.                                 103,500         1,475,910
                                                                   ------------
                                                                      3,058,560
                                                                   ------------
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.3%
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Boston Communications Group, Inc. (a)                  70,700         1,018,080
Price Communications Corp. (a)                         10,800           218,052
                                                                   ------------
                                                                      1,236,132
                                                                   ------------
-------------------------------------------------------------------------------
UTILITIES - 7.3%
ELECTRIC UTILITIES - 3.4%
Cleco Corp.                                            56,000         1,274,000
IDACORP, Inc.                                          72,100         2,514,848
Public Service Co. of New Mexico                      117,700         3,778,170
RGS Energy Group, Inc.                                 96,400         3,615,000
UIL Holdings Corp.                                     30,800         1,496,572
WPS Resources Corp.                                    31,900         1,124,475
                                                                   ------------
                                                                     13,803,065
                                                                   ------------
GAS UTILITIES - 3.9%
Energen Corp.                                         110,300         3,044,280
NUI Corp.                                              45,300         1,045,524
Northwest Natural Gas Co.                             104,700         2,607,030
ONEOK, Inc.                                           167,000         3,289,900
Southwestern Energy Co. (a)                           113,000         1,384,250
UGI Corp.                                             119,400         3,223,800
Vectren Corp.                                          50,500         1,045,350
                                                                   ------------
                                                                     15,640,134
                                                                   ------------
TOTAL COMMON STOCKS
  (cost of $302,731,790)                                            392,291,635
                                                                   ------------

SHORT-TERM OBLIGATION - 4.2%
                                                        PAR            VALUE
-------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg Ltd.,
  dated 06/29/01, due 07/02/01 at 3.950%,
  collateralized by U.S. Treasury bonds and/or
  notes with various maturities to 2026, market
  value $17,453,178 (repurchase proceeds
  $17,158,646)                                    $17,153,000      $ 17,153,000
                                                                   ------------
TOTAL INVESTMENTS
  (cost of $319,884,790)(b)                                         409,444,635
                                                                   ------------
OTHER ASSETS & LIABILITIES, NET - (1.0%)
                                                                     (4,243,070)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $405,201,565
                                                                   ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $321,762,064.

            ACRONYM                             NAME
            -------                             ----
              ADR                   American Depositary Receipt


See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

June 30, 2001

ASSETS
Investments, at value (cost of $319,884,790)                    $409,444,635
Cash                                                                 402,910
Receivable for:
  Investments sold                                                   302,678
  Fund shares sold                                                   267,069
  Dividends                                                          231,775
  Interest                                                             3,764
Investment for deferred Trustees" compensation plan                   18,291
Other assets                                                             105
                                                                ------------
    Total Assets                                                 410,671,227
                                                                ------------
LIABILITIES
Payable for:
  Fund shares repurchased                                            612,560
  Investments purchased                                            4,187,750
  Management fee                                                     248,907
  Transfer agent fee                                                 139,508
  Bookkeeping fee                                                     11,710
  Trustees' fee                                                        1,168
  Service fee - Class A                                                   95
  Service fee - Class B                                                2,468
  Deferred Trustees' fee                                              18,291
Other liabilities                                                    247,205
                                                                ------------
    Total Liabilities                                              5,469,662
                                                                ------------
NET ASSETS                                                      $405,201,565
                                                                ------------
COMPOSITION OF NET ASSETS
Paid in capital                                                 $305,064,363
Accumulated net investment loss                                      (16,292)
Accumulated net realized gain                                     10,593,649
Net unrealized appreciation                                       89,559,845
                                                                ------------
Net Assets                                                      $405,201,565
                                                                ------------
Net asset value & redemption price
  per share - Class A ($137,042,039/3,655,607)                        $37.49(a)
                                                                ------------
Maximum offering price per share -
  Class A ($37.49/0.9425)                                             $39.78(b)
                                                                ------------
Net asset value & offering price per share - Class B
  ($240,252,116/6,888,521)                                            $34.88(a)
                                                                ------------
Net asset value & offering price per share - Class C
  ($27,886,344/776,595)                                               $35.91(a)
                                                                ------------
Net asset value, offering and redemption price per share -
  Class Z ($21,066/553)                                               $38.09
                                                                ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Year Ended June 30, 2001

INVESTMENT INCOME
Dividend income                                                    $  4,495,401
Interest income                                                       1,146,871
                                                                   ------------
    Total Investment Income                                           5,642,272

EXPENSES
Management fee                                                     $  3,228,971
Service fee - Class A                                                   330,058
Service fee - Class B                                                   597,513
Service fee - Class C                                                    67,229
Distribution fee - Class B                                            1,792,539
Distribution fee - Class C                                              201,688
Transfer agent fee                                                    1,539,326
Bookkeeping fee                                                         150,767
Trustees' fee                                                            18,013
Custody fee                                                               3,685
Other expenses                                                          432,878
                                                                   ------------
  Total Expenses                                                      8,362,667
                                                                   ------------
    Net Investment Loss                                              (2,720,395)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain on investments                                     12,289,976
Net change in unrealized appreciation/depreciation on
  investments                                                        61,903,080
                                                                   ------------
    Net Gain                                                         74,193,056
                                                                   ------------
Increase in Net Assets from Operations                             $ 71,472,661
                                                                   ------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED                YEAR ENDED
INCREASE (DECREASE)                                               JUNE 30,                  JUNE 30,
IN NET ASSETS                                                       2001                      2000
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                               $ (2,720,395)          $ (3,818,840)
Net realized gain on investments                                    12,289,976             83,353,135
Net unrealized appreciation/depreciation on investments             61,903,080            (55,231,131)
                                                                  ------------           ------------
    Net Increase from Operations                                    71,472,661             24,303,164
                                                                  ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized capital gains - Class A                           (4,992,780)                  --
From net realized capital gains - Class B                          (10,069,036)                  --
From net realized capital gains - Class C                           (1,108,786)                  --
From net realized capital gains - Class Z                             (424,970)                  --
                                                                  ------------           ------------
    Total Distributions to Shareholders                            (16,595,572)                  --
                                                                  ------------           ------------
SHARE TRANSACTIONS:
Subscriptions - Class A                                            300,420,373            537,839,176
Distributions reinvested - Class A                                   4,711,815                   --
Redemptions - Class A                                             (326,432,535)          (670,602,162)
                                                                  ------------           ------------
  Net Decrease - Class A                                           (21,300,347)          (132,762,986)
                                                                  ------------           ------------
Subscriptions - Class B                                             20,417,443             35,146,882
Distributions reinvested - Class B                                   9,309,407                   --
Redemptions - Class B                                              (59,129,110)          (117,449,067)
                                                                  ------------           ------------
  Net Decrease - Class B                                           (29,402,260)           (82,302,185)
                                                                  ------------           ------------
Subscriptions - Class C                                              6,343,823              4,910,265
Distributions reinvested - Class C                                   1,008,788                   --
Redemptions - Class C                                              (10,392,722)           (14,998,600)
                                                                  ------------           ------------
  Net Decrease - Class C                                            (3,040,111)           (10,088,335)
                                                                  ------------           ------------
Subscriptions - Class Z                                                778,967              4,497,341
Distributions reinvested - Class Z                                     424,970                   --
Redemptions - Class Z                                              (13,544,130)            (5,568,612)
                                                                  ------------           ------------
  Net Decrease - Class Z                                           (12,340,193)            (1,071,271)
                                                                  ------------           ------------
Net Decrease from
  Share Transactions                                               (66,082,911)          (226,224,777)
                                                                  ------------           ------------
    Total Decrease in Net Assets                                   (11,205,822)          (201,921,613)
                                                                  ------------           ------------
NET ASSETS
Beginning of period                                                416,407,387            618,329,000
                                                                  ------------           ------------
End of period (including accumulated net investment loss of
  ($16,292) and ($25,540), respectively)                          $405,201,565           $416,407,387
                                                                  ------------           ------------
CHANGES IN SHARES OF
BENEFICIAL INTEREST:
Subscriptions - Class A                                              8,720,272             17,577,922
Issued for distributions reinvested - Class A                          138,557                   --
Redemptions - Class A                                               (9,471,865)           (21,985,707)
                                                                  ------------           ------------
  Net Decrease - Class A                                              (613,036)            (4,407,785)
                                                                  ------------           ------------
Subscriptions - Class B                                                625,636              1,238,138
Issued for distributions reinvested - Class B                          292,567                   --
Redemptions - Class B                                               (1,815,964)            (4,126,828)
                                                                  ------------           ------------
  Net Decrease - Class B                                              (897,761)            (2,888,690)
                                                                  ------------           ------------
Subscriptions - Class C                                                187,085                167,746
Issued for distributions reinvested - Class C                           30,803                   --
Redemptions - Class C                                                 (311,163)              (514,155)
                                                                  ------------           ------------
  Net Decrease - Class C                                               (93,275)              (346,409)
                                                                  ------------           ------------
Subscriptions - Class Z                                                 22,474                148,171
Issued for distributions reinvested - Class Z                           12,304                   --
Redemptions - Class Z                                                 (380,500)              (181,559)
                                                                  ------------           ------------
  Net Decrease - Class Z                                              (345,722)               (33,388)
                                                                  ------------           ------------
Total Decrease in Shares of Beneficial Interest                     (1,949,794)            (7,676,272)
                                                                  ------------           ------------

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

June 30, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Small-Cap Value Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Effective July 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The adoption of the new accounting policy will have no impact on the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The following reclassifications have been made to the financial statements.

                             INCREASE (DECREASE)
-------------------------------------------------------------------------------
                                 ACCUMULATED NET           ACCUMULATED NET
PAID IN CAPITAL                  INVESTMENT LOSS        REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
($2,187,363)                        $2,729,643               ($542,280)

These differences are primarily due to net operating losses and equalization. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

OTHER

Corporate actions, including dividends, are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                      ANNUAL FEE RATE
------------------                      ---------------
First $50 million                          No charge
Next $950 million                           0.035%
Next $1 billion                             0.025%
Next $1 billion                             0.015%
Over $3 billion                             0.001%

TRANSFER AGENT FEE

Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc., (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $18,002 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $1,706, $790,362 and $5,690 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan ("Plan"), which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the year ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $114,575,723 and $195,368,166, respectively.

Unrealized appreciation (depreciation) at June 30, 2001, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                               $107,686,558
   Gross unrealized depreciation                                (20,003,987)
                                                               ------------
       Net unrealized appreciation                             $ 87,682,571
                                                               ------------

OTHER

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the period ending June 30, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the year ended June 30, 2001, the Fund used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade, Inc. during the year ended June 30, 2001 were $72,449.

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    FOR THE YEAR ENDED JUNE 30, 2001
                                                  --------------------------------------------------------------------
                                                     CLASS A             CLASS B             CLASS C          CLASS Z
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  32.56            $  30.64            $  31.50          $  33.01
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                        (0.06)              (0.31)              (0.31)             0.02
Net realized and unrealized gain on investments         6.38                5.94                6.11              6.45
                                                    --------            --------            --------          --------
Total from Investment Operations                        6.32                5.63                5.80              6.47
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                (1.39)              (1.39)              (1.39)            (1.39)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $  37.49            $  34.88            $  35.91          $  38.09
                                                    --------            --------            --------          --------
Total return(b)                                        19.86%              18.83%              18.85%            20.05%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.58%               2.33%               2.33%             1.33%
Net investment income (loss)                           (0.18)%             (0.93)%             (0.93)%            0.07%
Portfolio turnover rate                                   29%                 29%                 29%               29%
Net assets at end of period (000)                   $137,042            $240,252            $ 27,886          $     21

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                                                                    FOR THE YEAR ENDED JUNE 30, 2000
                                                  --------------------------------------------------------------------
                                                     CLASS A             CLASS B             CLASS C          CLASS Z
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  30.36            $  28.78            $  29.59          $  30.70
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                                 (0.10)              (0.31)              (0.32)            (0.02)
Net realized and unrealized gain on investments         2.30                2.17                2.23              2.33
                                                    --------            --------            --------          --------
Total from Investment Operations                        2.20                1.86                1.91              2.31
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $  32.56            $  30.64            $  31.50          $  33.01
                                                    --------            --------            --------          --------
Total return(b)                                         7.25%               6.46%               6.45%             7.52%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                             1.49%               2.24%               2.24%             1.24%
Net investment loss(c)                                 (0.33)%             (1.08)%             (1.08)%           (0.08)%
Portfolio turnover rate                                   77%                 77%                 77%               77%
Net assets at end of period (000)                   $138,969            $238,607            $ 27,400          $ 11,431

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
-----------------------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund designates $12,858,326 of long capital gains earned during the fiscal year ended June 30, 2001.

-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    FOR THE YEAR ENDED JUNE 30, 1999
                                                  --------------------------------------------------------------------
                                                     CLASS A             CLASS B             CLASS C          CLASS Z
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  34.21            $  32.67            $  33.59          $  34.49
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                                 (0.16)              (0.36)              (0.37)            (0.09)
Net realized and unrealized loss on investments        (3.69)              (3.53)              (3.63)            (3.70)
                                                    --------            --------            --------          --------
Total from Investment Operations                       (3.85)              (3.89)              (4.00)            (3.79)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $  30.36            $  28.78            $  29.59          $  30.70
                                                    --------            --------            --------          --------
Total return(b)                                       (11.25)%            (11.91)%            (11.91)%          (10.99)%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                             1.49%               2.24%               2.24%             1.24%
Net investment loss(c)                                 (0.57)%             (1.32)%             (1.32)%           (0.32)%
Portfolio turnover rate                                   53%                 53%                 53%               53%
Net assets at end of period (000)                   $263,436            $307,252            $ 35,987          $ 11,654

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                    FOR THE YEAR ENDED JUNE 30, 1998
                                                  --------------------------------------------------------------------
                                                     CLASS A             CLASS B             CLASS C          CLASS Z
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  30.57            $  29.49            $  30.24          $  30.74
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                                 (0.10)              (0.34)              (0.35)            (0.01)
Net realized and unrealized gain on investments         5.79                5.57                5.75              5.81
                                                    --------            --------            --------          --------
Total from Investment Operations                        5.69                5.23                5.40              5.80
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                (2.02)              (2.02)              (2.02)            (2.02)
In excess of net realized gains                        (0.03)              (0.03)              (0.03)            (0.03)
                                                    --------            --------            --------          --------
Total Distributions Declared to Shareholders           (2.05)              (2.05)              (2.05)            (2.05)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $  34.21            $  32.67            $  33.59          $  34.49
                                                    --------            --------            --------          --------
Total return(b)                                        18.95%              18.05%              18.17%            19.21%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                             1.42%               2.17%               2.17%             1.17%
Net investment loss(c)                                 (0.28)%             (1.03)%             (1.03)%           (0.03)%
Portfolio turnover rate                                   35%                 35%                 35%               35%
Net assets at end of period (000)                   $401,929            $370,699            $ 38,562          $  6,298

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    FOR THE YEAR ENDED JUNE 30, 1997
                                                  --------------------------------------------------------------------
                                                     CLASS A             CLASS B             CLASS C          CLASS Z
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  26.48            $  25.77            $  26.40          $  26.55
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                        (0.00)(e)           (0.20)              (0.21)             0.06
Net realized and unrealized gain on investments         5.07                4.90                5.03              5.11
                                                    --------            --------            --------          --------
Total from Investment Operations                        5.07                4.70                4.82              5.17
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                (0.98)              (0.98)              (0.98)            (0.98)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $  30.57            $  29.49            $  30.24          $  30.74
                                                    --------            --------            --------          --------
Total return(c)                                        19.54%              18.63%              18.64%            19.87%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                             1.32%               2.07%               2.07%             1.07%
Net investment income (loss)(d)                        (0.01)%             (0.76)%             (0.76)%            0.24%
Portfolio turnover rate                                   54%                 54%                 54%               54%
Net assets at end of period (000)                   $131,151            $178,234            $  8,194          $  4,825

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Represents less than $0.01.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF LIBERTY SMALL-CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Small-Cap Value Fund (the "Fund") (a series of Liberty Funds Trust VI) at June 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 16, 2001

-------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
Liberty Small-Cap Value Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


LIBERTY SMALL-CAP VALUE FUND  Annual Report, June 30, 2001


[logo] LIBERTY
       -------------
               FUNDS

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


                                               769-02/608G-0701 (08/01) 01/1484